American Century Asset Allocation Portfolios, Inc.

Prospectus and Summary Prospectus Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ¡ LIVESTRONG® 2055 Portfolio

Supplement dated April 8, 2013 ■ Summary Prospectuses and Prospectus dated December 1, 2012

The following replaces the Portfolio Managers section of each summary prospectus and on pages 5, 10, 15, 20, 25, 30, 35, 40, 45 and 49 of the prospectus.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the LIVESTRONG Portfolios since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the LIVESTRONG Portfolios since 2010.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the LIVESTRONG Portfolios since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the LIVESTRONG Portfolios since 2006.

The following replaces The Fund Management Team section on pages 54-55 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78202   1304

American Century Asset Allocation Portfolios, Inc.

Prospectus and Summary Prospectus Supplement

One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated April 8, 2013 ■ Summary Prospectuses and Prospectus dated December 1, 2012

The following replaces the Portfolio Managers section of each summary prospectus and on pages 5, 10, 14, 18 and 22 of the prospectus.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.

The following replaces The Fund Management Team section on pages 27-28 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78206   1304

American Century Asset Allocation Portfolios, Inc.
Statement of Additional Information Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ¡ LIVESTRONG® 2055 Portfolio
One Choice Portfolio®: Very Conservative ¡ One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate ¡ One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated April 8, 2013 ¡ Statement of Additional Information dated December 1, 2012

The following replaces the Accounts Managed table on page 37.

Accounts Managed (As of July 31, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Radu Gabudean(1)	Number of Accounts	19	23	5
	Assets	$13.9 billion (2)	$3.5 billion	$344.1 million
Richard Weiss	Number of Accounts	19	23	5
	Assets	$11.7 billion(3)	$3.1 billion	$330.1 million
Scott Wilson	Number of Accounts	19	23	5
	Assets	$11.7 billion(3)	$3.1 billion	$330.1 million
Scott Wittman	Number of Accounts	22	23	5
	Assets	$12.0 billion(3)	$3.1 billion	$330.1 million

1	Information provided as of March 19, 2013.

2
Includes $440.8 million in LIVESTRONG Income Portfolio, $1.1 billion in LIVESTRONG 2015 Portfolio, $848.9 million in LIVESTRONG 2020 Portfolio, $1.6 billion in LIVESTRONG 2025 Portfolio, $783.9 million in LIVESTRONG 2030 Portfolio, $1.2 billion in LIVESTRONG 2035 Portfolio, $536.5 million in LIVESTRONG 2040 Portfolio, $770.1 million in LIVESTRONG 2045 Portfolio, $279.8 million in LIVESTRONG 2050 Portfolio, $30.6 million in LIVESTRONG 2055 Portfolio, $338.5 million in One Choice Portfolio: Very Conservative, $673.4 million in One Choice Portfolio: Conservative, $1.0 billion in One Choice Portfolio: Moderate, $785.9 million in One Choice Portfolio: Aggressive, and $216.9 million in One Choice Portfolio: Very Aggressive.

3
Includes $391.1 million in LIVESTRONG Income Portfolio, $940.9 million in LIVESTRONG 2015 Portfolio, $659.6 million in LIVESTRONG 2020 Portfolio, $1.3 billion in LIVESTRONG 2025 Portfolio, $591.9 million in LIVESTRONG 2030 Portfolio, $908.8 million in LIVESTRONG 2035 Portfolio, $358.5 million in LIVESTRONG 2040 Portfolio, $566.8 million in LIVESTRONG 2045 Portfolio, $175.1 million in LIVESTRONG 2050 Portfolio, $12.3 million in LIVESTRONG 2055 Portfolio, $294.9 million in One Choice Portfolio: Very Conservative, $573.1 million in One Choice Portfolio: Conservative, $869.3 million in One Choice Portfolio: Moderate, $566.3 million in One Choice Portfolio: Aggressive, and $193.3 million in One Choice Portfolio: Very Aggressive.

The last paragraph under Bonus on page 40 is deleted.

The following replaces the Ownership of Securities table on page 40.

Ownership of Securities(1)
	Radu Gabudean(2)	Richard Weiss	Scott Wilson	Scott Wittman
LIVESTRONG Income Portfolio	A	A	A	A
LIVESTRONG 2015 Portfolio	A	A	A	A
LIVESTRONG 2020 Portfolio	A	A	A	A
LIVESTRONG 2025 Portfolio	A	A	A	E
LIVESTRONG 2030 Portfolio	A	A	A	A
LIVESTRONG 2035 Portfolio	A	A	E	A
LIVESTRONG 2040 Portfolio	A	A	A	A
LIVESTRONG 2045 Portfolio	A	A	C	A
LIVESTRONG 2050 Portfolio	A	E	A	A
LIVESTRONG 2055 Portfolio	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	C
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information provided as of March 19, 2013.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78203   1304